Other Income (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Other Income
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Interest income on bank deposits	$591,995	832,621	879,053
Interest income on government bonds with reverse repurchase agreements and others	20,215	8,994	6,467
Rental income, net	531,442	628,401	488,811
Dividend income	248,514	468,263	295,575
Grants	1,801,585	2,716,197	2,734,987
Others	636,146	757,649	915,378
	$3,829,897	5,412,125	5,320,271